Inventory	12 Months Ended
Jan. 31, 2023
Inventory
Inventory

Note 7 – Inventory

At January 31, 2023 and January 31, 2022, inventory is entirely comprised of finished goods inventory. Finished goods inventory primarily consists of hardware and related parts for mobile asset units held for sale. For the years ended January 31, 2023, 2022 and 2021, a nominal provision for excess or obsolete inventories has been recorded in cost of revenues.